Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
ProspectusDate	rr_ProspectusDate	Jun. 14, 2012
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Entity Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 27, 2012
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEIX
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEJX
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEKX
Dynamic Global Growth Fund Prospectus | Dynamic Global Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGGX
Dynamic World Growth Fund Prospectus | Dynamic World Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGNX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGIX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGJX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGKX
Dynamic Natural Resources Fund Prospectus | Dynamic Natural Resources Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWNRX
Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGVX
Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGWX
Dynamic Discovery Fund Prospectus | Dynamic Discovery Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGDX
Dynamic Discovery Fund Prospectus | Dynamic Discovery Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGEX
Dynamic Gold Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGOX
Dynamic Gold Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGPX
Dynamic Gold Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGQX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUGX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUHX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUIX
Johcm Emerging Markets Opportunities Fund Prospectus | JOHCM Emerging Markets Opportunities Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOEIX
Johcm Emerging Markets Opportunities Fund Prospectus | JOHCM Emerging Markets Opportunities Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOEAX
Johcm Emerging Markets Opportunities Fund Prospectus | JOHCM Emerging Markets Opportunities Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOEMX